THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln National Variable Annuity Account E
The American Legacy®

Lincoln Life Variable Annuity Account N
ChoicePlusSM Product Suite
ChoicePlusSM II Product Suite
InvestmentSolutionsSM Variable Annuity

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln New York Account N for Variable Annuities

ChoicePlusSM Product Suite
ChoicePlusSM II Product Suite
InvestmentSolutionsSM Variable Annuity

Supplement dated December 27, 2016 to the prospectus dated May 1, 2016

This supplement to the prospectus for your individual variable annuity contract outlines a change that will be effective beginning January 9, 2017. This supplement is for informational purposes and requires no action on your part.

Living Benefit Riders – 4LATER® Advantage (Managed Risk) – Beginning January 9, 2017, new elections of 4LATER® Advantage (Managed Risk) will no longer be available.

Please retain this Supplement for future reference.